UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22534

              Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

4500 Cherry Creek Drive South, 5th Floor

                          Glendale, CO 80246
    (Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
4500 Cherry Creek Drive South, 5th Floor

                          Glendale, CO 80246
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

  New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Semi-Annual Report

September 30, 2015

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

TABLE OF CONTENTS

Portfolio of Investments..................................................................................................................................................	2-4
Statement of Assets and Liabilities................................................................................................................................	5
Statement of Operations..................................................................................................................................................	6
Statements of Changes in Net Assets............................................................................................................................	7
Statement of Cash Flows.................................................................................................................................................	8
Financial Highlights..........................................................................................................................................................	9-10
Notes to Financial Statements........................................................................................................................................	11-15
Additional Information....................................................................................................................................................	16

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund's privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors.  The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•       Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•       Written and electronic correspondence, including telephone contacts; and

•       Transaction history, including information about the Fund's transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts.  Employees are required to maintain and protect the confidentiality of Personal Information.  The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts.  The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund.  The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2015 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 64.4%				Diversified – (continued)
	Diversified – 64.4%		7,650	Vornado Realty Trust, REIT...............................	$ 691,713
34,058	AEW Core Property Trust (U.S.), Inc. ..................	$ 31,579,335	682,000	Yuexiu Real Estate Investment Trust, REIT
30,500	Clarion Lion Properties Fund LLC.......................	38,622,893		(Hong Kong) .............................................	345,838
89,497	Cornerstone Patriot Fund LP...............................	10,228,675			12,533,997
8,133	Harrison Street Core Property Fund.......................	9,805,560		Health Care – 1.4%
35,669	Heitman America Real Estate LP..........................	38,464,654	18,300	HCP, Inc., REIT............................................	681,675
67	Invesco Core Real Estate USA.............................	10,428,740	20,214	Omega Healthcare Investors, Inc., REIT..............	710,543
43,624	Invesco Real Estate Asia Fund (Cayman Islands).....	4,685,169	21,966	Sabra Health Care, Inc., REIT...........................	509,172
3,677,110	J.P. Morgan Real Estate Growth...........................	5,055,658	53,500	Senior Housing Properties Trust, REIT..............	866,700
11,644	Lasalle Property Fund LP....................................	16,978,232	14,650	Ventas, Inc., REIT..........................................	821,279
1,632	Mesa Core Lending Fund LP...............................	1,682,616	19,799	Welltower,Inc., REIT......................................	1,340,788
321,804	RREEF America REIT II, LP..............................	34,655,037			4,930,157
834,992	Torchlight Value Fund........................................	5,143,466		Hotels – 0.8%
532	Trumbull Income Property Fund, LP.....................	5,989,559	15,069	Chatham Lodging Trust, REIT.........................	323,682
_	US Government Building, LP**..........................	10,353,874	5,500	Chesapeake Lodging Trust, REIT	143,330
	Total Private Investment Funds............................	223,673,468	37,550	Host Hotels & Resorts, Inc., REIT....................	593,665
	(Cost $210,983,342)		1,550	Hyatt Hotels Corp, Class A***.........................	73,005
			72,796	InnVest Real Estate Investment Trust, REIT
Common Stocks – 15.6%				(Canada).....................................................	271,655
	Apartments – 1.8%		1,185,500	Langham Hospitality Investments, Ltd.
23,119	Apartment Investors & Management Co.,			(Hong Kong) .............................................	414,540
	REIT Class A............................................	855,865	11,100	Lasalle Hotel Properties, REIT.........................	315,129
8,250	AvalonBay Communities, Inc., REIT...................	1,442,265	8,000	Pebblebrook Hotel Trust, REIT.........................	283,600
38,194	Bluerock Residential Growth REIT, Inc.................	457,564	5,300	RLJ Lodging Trust, REIT................................	133,931
3,950	Camden Property Trust, REIT.............................	291,905	5,300	Starwood Hotels & Resorts Worldwide, Inc........	352,344
19,950	Equity Residential, REIT....................................	1,498,644			2,904,881
1,978	Essex Property Trust, Inc., REIT..........................	441,925		Mortgages – 0.4%
104	Kenedix Residential Investment Corp., REIT (Japan)	267,878	41,587	Apollo Commercial Real Estate Finance , Inc.,
4,950	Post Properties, Inc., REIT.................................	288,536		REIT.......................................................	653,332
22,750	UDR Inc., REIT................................................	784,420	37,941	Starwood Property Trust, Inc., REIT..................	778,549
		6,329,002			1,431,881
	Diversified – 3.6%			Office Properties – 2.2%
60,609	Atrium European Real Estate, Ltd. (Jersey).............	265,143	10,400	Alexandria Real Estate Equities, Inc., REIT........	880,569
48,822	The British Land Co., PLC, REIT (United Kingdom)	619,276	34,522	Alstria Office REIT (Germany) .........................	448,820
14,259	Crombie Real Estate Investment Trust, REIT		40,600	BioMed Realty Trust, Inc., REIT......................	811,188
	(Canada).......................................................	136,980	6,900	Boston Properties, Inc., REIT...........................	816,960
639,997	Cromwell Property Group, REIT (Australia)...........	431,247	10,900	Columbia Property Trust, Inc., REIT.................	252,880
6,723	Digital Realty Trust, Inc., REIT...........................	439,146	21,400	Douglas Emmett, Inc., REIT............................	614,608
46,168	Dream Office Real Estate Investment Trust, REIT		168,225	Industria REIT, (Austria) ................................	235,565
	(Canada).......................................................	733,429	610,900	Keppel, REIT (Singapore) ...............................	409,971
27,488	Duke Realty Corporation, REIT...........................	523,646	33,047	Mack-Cali Realty Corp., REIT.........................	623,927
15,763	EPR Properties, REIT........................................	812,898	334	Orix Jreit, Inc., REIT (Japan) ...........................	450,753
37,537	Hamborner REIT AG, REIT (Germany).................	362,816	15,750	Paramount Group, Inc., REIT...........................	264,600
881,000	Hui Xian Real Estate Investment Trust, REIT		11,100	Piedmont Office Realty Trust, Inc., REIT...........	198,579
	(Hong Kong)................................................	436,543	123	Premier Investment Corp., REIT (Japan) ............	611,078
166	Kenedix Realty Investment Corp, REIT (Japan)	787,346	1,231,000	Prosperity, REIT (Hong Kong).........................	420,920
357,853	Kiwi Property Group, Ltd., (New Zealand).............	293,977	4,300	SL Green Realty Corp, REIT............................	465,088
51,333	Lexington Realty Trust, REIT..............................	415,797			7,505,506
27,568	Liberty Property Trust, REIT...............................	868,668		Regional Malls – 1.4%
666,300	Mapletree Greater China Commercial Trust,		290,860	CapitaLand Retail China Trust, REIT (Singapore)	278,995
	REIT (Singapore)...........................................	435,444	27,350	General Growth Properties, Inc., REIT...............	710,279
644,800	Mapletree Logistics Trust, REIT (Singapore)..........	444,049	14,250	Macerich Company, The, REIT.........................	1,094,685
21,135	Mercialys SA, (France).......................................	456,741	13,850	Simon Property Group, Inc., REIT....................	2,544,522
34,991	Merlin Properties Socimi SA, REIT......................	416,406	4,100	Taubman Centers, Inc., REIT...........................	283,228
2,223	Nexity SA, REIT (France)...................................	95,671			4,911,709
13,177	Outfront Media, Inc., REIT.................................	274,082		Residential – 0.1%
850,400	Religare Health Trust (Singapore).........................	567,710	5,800	Equity LifeStyle Properties, Inc., REIT..............	339,706
552,700	Soilbuild Business Space, REIT (Singapore)..........	312,655
60,629	Spirit Realty Capital, Inc., REIT..........................	554,149		Retirement / Aged Care – 0.2%
60,327	Sponda OYJ, (Finland).......................................	235,395	44,709	Sienna Senior Living, Inc. (Canada)...................	563,846
213,606	Stockland, REIT (Australia).................................	577,232

See accompanying notes to financial statements

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2015 (Unaudited) (continued)

Shares		Value	Shares		Value
	Shopping Centers – 1.9%			Hotels – (continued)
21,950	Brixmor Property Group, Inc., REIT..................	$ 515,386	2,900	LaSalle Hotel Properties, REIT, Series H, 7.50%	$ 72,848
200,552	Charter Hall Retail, REIT (Australia).................	572,925	33,400	Pebblebrook Hotel Trust, REIT, Series B, 8.00%	862,388
165,387	Citycon OYJ (Finland)....................................	406,570	750	Summit Hotel Properties, Inc., REIT,
39,000	DDR Corp., REIT..........................................	599,820		Series A, 9.25%......................................	19,838
7,136	Eurocommercial Properties NV, REIT		42,542	Sunstone Hotel Investors, Inc., REIT,
	(Netherlands)............................................	311,138		Series D, 8.00%......................................	1,084,822
250,030	Federation Centres, REIT...............................	480,861			2,713,307
57,614	Hammerson PLC, REIT (United Kingdom).....	543,413		Office Properties – 1.7%
222	Japan Retail Fund Investment Corp., REIT (Japan)	428,585	2,150	Alexandria Real Estate Equities, Inc., REIT,
23,450	Kimco Realty Corp., REIT.............................	572,883		Series E, 6.45%........................................	54,137
16,500	Kite Realty Group Trust, REIT.......................	392,865	650	Brandywine Realty Trust, REIT, Series E, 6.90%	16,510
525,573	Redefine Properties, Ltd., REIT (South Africa)	443,714	4,900	Corporate Office Properties Trust, REIT,
7,800	Regency Centers Corp., REIT.........................	484,770		Series L, 7.38%........................................	124,950
17,900	Retail Opportunity Investments Corp., REIT....	296,066	68,600	Equity Commonwealth, REIT, Series E, 7.25%	1,747,928
7,133	Wereldhave NV, REIT***..............................	410,957	136,400	Hudson Pacific Properties Inc., REIT,
		6,459,953		Series B, 8.38%........................................	3,452,966
	Storage – 0.8%			Kilroy Realty Corp., REIT,
28,050	CubeSmart, REIT.........................................	763,240	12,550	Series G, 6.88%........................................	323,413
4,350	Extra Space Storage, Inc., REIT......................	335,646	300	Series H, 6.38%........................................	7,488
7,300	Public Storage, REIT Series R........................	1,544,899	4,500	SL Green Realty Corp., REIT, Series I, 6.50%....	111,420
		2,643,785			5,838,812
	Warehouse / Industrial – 1.0%			Regional Malls – 0.2%
327,100	AIMS AMP Capital Industrial, REIT, (Singapore)	311,458	28,596	CBL & Associates Properties Inc., REIT,
8,750	DCT Industrial Trust, Inc. REIT ....................	294,525		Series D, 7.38%........................................	715,758
493,468	Mexico Real Estate Management SA de CV,		400	General Growth Properties, Inc., REIT,
	REIT (Mexico) ........................................	623,808		Series A, 6.38%........................................	9,704
36,923	Prologis, Inc., REIT.....................................	1,436,305	5,250	Taubman Centers Inc., REIT, Series J, 6.50%.....	131,303
8,486	QTS Realty Trust, Inc., REIT, Class A............	370,753			856,765
30,254	STAG Industrial Inc., REIT...........................	550,925		Residential – 0.3%
		3,587,774	39,250	Equity Lifestyle Properties, Inc., REIT,
	Total Common Stocks.................................	54,142,197		Series C, 6.75%........................................	1,028,350
	(Cost $56,938,671)		300	Sun Communities, Inc., REIT, Series A, 7.13%	7,722
					1,036,072
Preferred Stock – 6.8%				Shopping Centers – 2.0%
	Apartments – 0.7%		7,850	Akelius Residential Property AB, 5.0% (Sweeden)	279,019
	Apartment Investment & Management Co., REIT,			Inland Real Estate Corp., REIT,
17,350	Series A, 6.88%.....................................	460,642	143,600	Series A, 8.13%.......................................	3,681904
2,550	Series Z, 7.00%.....................................	64,617	3,050	Series B, 6.95%.......................................	77,607
2,050	Campus Crest Communities, Inc., REIT,		92,450	Kimco Realty Corp., REIT, Series H, 6.90%......	2,322,344
	Series A, 8.00%.....................................	49,876	1,900	Kite Realty Group Trust REIT, Series A, 8.25%..	48,384
74,900	Essex Property Trust, Inc., REIT, Series H, 7.13%	1,923,057	2,900	Regency Centers Inc., REIT, Series 6, 6.63%......	73,225
		2,498,192	2,450	Saul Centers Inc., REIT, Series C, 6.88%..........	63,088
	Diversified – 0.5%			Urstadt Biddle Properties, Inc., REIT,
	PS Business Parks, Inc. REIT,		12,251	Series F, 7.13%.......................................	322,175
50	Series R, 6.88%.....................................	1,253	7,550	Series G, 6.75%.......................................	193,242
7,100	Series S, 6.45%.....................................	180,127	1,800	WP Glimcher, Inc., REIT Series H, 7.50%.........	45,720
500	Retail Properties of America, Inc., REIT,				7,106,708
	Series A, 7.00%....................................	12,800		Storage – 0.3%
	Vornado Realty Trust, REIT,		3,400	CubeSmart, REIT Series A, 7.75%...................	89,420
44,750	Series G, 6.30%.....................................	1,143,363	32,000	Public Storage, REIT, Series R, 6.35%	820,160
12,000	Series J, 6.88%......................................	301,321			909,580
		1,638,864		Warehouse / Industrial – 0.1%
	Health Care – 0.2%		13,232	STAG Industrial Inc., REIT, Series A, 9.00%	350,913
22,400	Sabra Health Care, Inc., REIT, Series A, 7.13%	574,112	4,588	Terreno Realty Corp., REIT, Series A, 7.75%.....	118,600
					469,513
	Hotels – 0.8%			Total Preferred Stock.....................................	23,641,925
22,860	Ashford Hospitality Trust Inc., REIT,			(Cost $24,054,656)
	Series E, 9.00%.....................................	587,731
3,400	Hersha Hospitality Trust, REIT, Series B, 8.00%	85,680

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2015 (Unaudited) (continued)

Par		Value			Value
Corporate Debt – 1.3%			Short-Term Investments – 9.3%
	Apartments – 0.2%		569,552	BlackRock Liquidity Funds TempFund Portfolio...	$ 569,552
319,000	Camden Property Trust, REIT, 5.70%, 5/15/2017...	$ 339,761		Goldman Sachs Financial Square Funds –
45,000	EPR Operating LP, REIT, 5.75%, 6/15/2017.........	48,194	31,951,219	Prime Obligations Fund..............................	31,951,219
2,000	Post Apartment Homes LP, REIT, 4.75%, 10/15/2017....	2,121		Total Short-Term Investments........................	32,520,771
285,000	Select Income, REIT, 2.85%, 2/01/2018................	286,187		(Cost $32,520,771)
		676,263
	Health Care – 0.1%			Total Investments – 97.4%.............................	$ 338,414,979
	HCP Inc., REIT,			(Cost $328,939,327)
213,000	6.00%, 1/30/2017 .......................................	224,543		Other Assets Net of Liabilities 2.6%................	9,099,679
125,000	5.63%, 5/01/2017 .......................................	132,613
	Senior Housing Properties Trust, REIT,			Net Assets – 100.0%......................................	$ 347,514,658
20,000	6.75%, 4/15/2020........................................	22,505
		379,661
	Office Properties – 0.4%			* Non-Tradable Securities.
1,325,000	Brandywine Operating Partnership LP,			** Partnership is not designated in units. The Fund owns less than 1%.
	5.70%, 5/1/2017.......................................	1,396,325		*** Non-income producing security.
12,000	Highwoods Realty LP, REIT, 7.50%, 4/15/2018.	13,525
15,000	SL Green Realty Corp., REIT, 7.75%, 3/15/2020	17,801		Portfolio Abbreviations:
		1,427,651		LP – Limited Partnership
	Shopping Centers – 0.6%			PLC – Public Limited Company
1,175,000	DDR Corp., REIT, 7.50%, 4/1/2017...............	1,272,069		REIT – Real Estate Investment Trust
540,000	Equity One, Inc. REIT, 6.25%, 1/15/2017........	570,092			% of
26,000	Kimco Realty Corp., REIT, 5.70%,, 5/1/2017..	27,655		Industry	Net Assets
78,000	Regency Centers LP, REIT, 5.88%, 6/15/2017..	83,227		Diversified........................................................	68.5%
		1,953,043		Short-Term Investments.......................................	9.3%
	Total Corporate Debt	4,436,618		Shopping Centers...............................................	4.5%
	(Cost $4,441,887)			Office Properties.................................................	4.3%
				Apartments........................................................	2.7%
				Health Care.......................................................	1.7%
				Regional Malls..................................................	1.6%
				Hotels..............................................................	1.6%
				Warehouse/Industrial...........................................	1.1%
				Storage.............................................................	1.1%
				Mortgages.........................................................	0.4%
				Residential........................................................	0.4%
				Retirement / Aged Care.......................................	0.2%
				Other Assets Net of Liabilities..............................	2.6%
					100.0%

See accompanying notes to financial statements. 4

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

September 30, 2015 (Unaudited)

ASSETS:
Investments:
..... Investment in securities at cost........................................................................................................................	$ 328,939,327
..... Net unrealized appreciation..............................................................................................................................	9,475,652
..... Total investment in securities at value..............................................................................................................	338,414,979
Cash......................................................................................................................................................................	83
Foreign Currency (cost $4,585)............................................................................................................................	4,589
Receivables for:
Investments sold................................................................................................................................................	353,871
Dividends and interest.......................................................................................................................................	2,513,483
Fund shares sold...............................................................................................................................................	7,236,905
Reclaims............................................................................................................................................................	6,741
Total receivables....................................................................................................................................................	10,111,000
Total Assets.....................................................................................................................................................	348,530,651
LIABILITIES:
Payables for:
Investments purchased......................................................................................................................................	466,830
Adviser fees, net................................................................................................................................................	284,704
Administrative fees............................................................................................................................................	53,732
Audit and tax fees..............................................................................................................................................	43,062
Custodian fees...................................................................................................................................................	32,044
Distribution fees................................................................................................................................................	3,312
Director's fees....................................................................................................................................................	10,164
Legal fees..........................................................................................................................................................	24,528
Printing fees......................................................................................................................................................	24,895
Transfer Agent fees...........................................................................................................................................	50,858
Accrued expenses and other liabilities...............................................................................................................	19,030
Total Liabilities................................................................................................................................................	1,013,159
NET ASSETS......................................................................................................................................................	$ 347,517,492

NET ASSETS consist of:
Paid-in capital........................................................................................................................................................	$ 338,957,161
Distributions in excess of net investment income..................................................................................................	(1,589,796)
Accumulated net realized gain on investments and foreign currency.....................................................................	675,985
Net unrealized appreciation on investments and foreign currency.........................................................................	9,474,142
TOTAL NET ASSETS.......................................................................................................................................	$ 347,517,492

Class F-Shares
Net Assets.........................................................................................................................................................	$ 7,460,308
Shares of beneficial interest outstanding (unlimited authorization)....................................................................	281,141
Net asset value price per share (Net Assets/Shares Outstanding) *...............................................................	$ 26.54

Class I-Shares
Net Assets.........................................................................................................................................................	$ 340,057,184
Shares of beneficial interest outstanding (unlimited authorization)....................................................................	12,784,924
Net asset value price per share (Net Assets/Shares Outstanding)..................................................................	$ 26.60

*      Redemption price per share is subject to an early withdrawal charge if redeemed within one year of purchase.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2015 (Unaudited)

Investment Income:
Dividends income..............................................................................................................................................	$ 4,838,153
Interest income..................................................................................................................................................	23,417
Less: foreign taxes withheld..............................................................................................................................	(35,869)
Total Investment Income...............................................................................................................................	4,825,701

Expenses:
Adviser fees (Note 3)........................................................................................................................................	1,272,786
Administrative fees............................................................................................................................................	79,917
Distribution fees (Note 3)..................................................................................................................................	3,312
Director's fees (Note 3).....................................................................................................................................	59,896
Transfer Agent fees...........................................................................................................................................	69,701
Custodian fees...................................................................................................................................................	40,741
Registration fees................................................................................................................................................	16,311
Audit and tax fees..............................................................................................................................................	30,056
Legal fees..........................................................................................................................................................	29,951
Printing..............................................................................................................................................................	13,478
Insurance fees....................................................................................................................................................	15,674
Other expenses..................................................................................................................................................	47,962
Total Expenses.............................................................................................................................................	1,679,785
Fees waived or reimbursed by Adviser (Note 3)...............................................................................................	(52,866)
Net Expenses................................................................................................................................................	1,626,919
Net Investment Income......................................................................................................................................	3,198,782
Net Realized and Unrealized Gain on Investments.........................................................................................
Net realized gain on investments.......................................................................................................................	(336,088)
Net realized loss on foreign currency transactions.............................................................................................	(13,447)
Net change in unrealized appreciation on investment securities and foreign currency.......................................	4,312,949
Net Realized and Unrealized loss on Investments...........................................................................................	3,963,414
Net Increase in Net Assets Resulting from Operations...................................................................................	$ 7,162,196

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2015	Year Ended
Increase in Net Assets:	(Unaudited)	March 31, 2015
From Operations:
Net investment income.........................................................................................................	$ 3,198,782	$ 2,531,589
Net realized gain (loss) on investment securities and foreign currency................................	(349,535)	2,109,565
Net change in unrealized appreciation on investments and foreign currency........................	4,312,949	4,129,486
Net increase in net assets resulting from operations................................................................	7,162,196	8,770,640
Distributions to Shareholders from:
Net investment income, Class F-Shares...............................................................................	(37,598)	(43,185)
Net investment income, Class I-Shares................................................................................	(4,722,728)	(3,394,425)
Return of Capital, Class F-Shares	– .	(14,331)
Return of Capital, Class I-Shares	– .	(1,126,416)
Total Distributions...................................................................................................................	(4,760,326)	(4,578,357)
Capital Share Transactions:
Class F-Shares:
Shares issued.......................................................................................................................	5,789,495	491,264
Reinvested dividends...........................................................................................................	22,473	35,106
Shares redeemed..................................................................................................................	(80,034)	(6,103)
Total Class F-Shares	5,731,934	520,264
Class I-Shares:
Shares issued.......................................................................................................................	191,242,480	113,273,708
Reinvested dividends...........................................................................................................	536,269	359,835
Shares redeemed..................................................................................................................	(10,660,527)	(8,704,702)
Total Class I-Shares	181,118,222	104,928,841
Net increase in net assets resulting from capital share transactions	186,850,156	105,449,105
Total increase in net assets	189,252,026	109,641,388
Net Assets:
Beginning of Period............................................................................................................	$ 158,265,466	$ 48,624,078
End of Period......................................................................................................................	$ 347,517,492	$ 158,265,466
Distributions in excess of net investment income................................................................	$ (1,589,796)	$ (28,252)
Share Transactions:
Class F-Shares:
Shares sold..........................................................................................................................	219,349	19,059
Shares issued in reinvestment of dividends.........................................................................	859	1,372
Shares redeemed..................................................................................................................	(3,050)	(234)
Net increase in Class F Shares	217,158	20,197
Class I-Shares:
Shares sold..........................................................................................................................	7,255,631	1,520,310
Shares issued in reinvestment of dividends.........................................................................	20,459	8,655
Shares redeemed..................................................................................................................	(405,653)	(38,124)
Net increase in Class I Shares	6,870,437	1,490,841
Net Increase in Shares of Beneficial Interest Outstanding...............................................	7,087,595	1,512,831

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2015 (Unaudited)

Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations......................................................................	$ 7,162,196

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investment securities................................................................................................	(177,605,273)
Proceeds from disposition of investment securities.......................................................................	14,892,927
Net purchases of short-term investment securities.........................................................................	(15,212,113)
Change in net unrealized appreciation on securities.......................................................................	(4,312,949)
Net realized loss from investments sold........................................................................................	336,088
Net realized loss from foreign currency transactions.....................................................................	13,447
Net amortization/(accretion) of premium/(discount)......................................................................	44,278
Increase in dividends and interest receivable.................................................................................	(1,393,855)
Decrease in receivable from Advisor.............................................................................................	215,863
Increase in other assets..................................................................................................................	(3,632)
Increase in Advisor fees payable...................................................................................................	284,704
Increase in administration fees payable..........................................................................................	33,904
Decrease in audit and tax fees payable...........................................................................................	(18,044)
Increase in legal fees payable.........................................................................................................	13,451
Increase in custodian fees payable.................................................................................................	20,273
Increase in distribution fees payable..............................................................................................	242
Decrease in director's fees payable................................................................................................	(81,337)
Decrease in registration fees payable.............................................................................................	(726)
Decrease in printing fees payable..................................................................................................	(3,913)
Increase in transfer agent fees payable...........................................................................................	38,319
Increase in accrued expenses and other liabilities..........................................................................	(835)
Net cash used in operating activities	(175,576,985)
Effect of exchange rate changes on foreign currency.....................................................................	(15,486)

Cash Flows From Financing Activities:
Proceeds from shares sold.............................................................................................................	190,529,092
Payment of shares redeemed.........................................................................................................	(10,740,561)
Dividends paid (net of reinvestment of dividends)........................................................................	(4,201,584)
Net cash provided by financing activities............................................................................	175,586,947
Net decrease in cash...............................................................................................................	(5,524)

Cash and Foreign Currency:
Beginning of the period.................................................................................................................	10,196
End of the period...........................................................................................................................	$ 4,672
Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends............................................................................................................	$ 555,908

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class F-Shares

	Six Months
	Ended
	Sep. 30, 2015	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2012*
Net Asset Value, Beginning of Period	$ 26.39	$ 25.41	$ 25.78	$ 25.00	$ 25.00
Income from investment operations.........................................................................................
....... Net investment income (a)..............................................................................................	0.32	0.45	0.50	1.00	– .b)
....... Net realized and unrealized gain......................................................................................	0.40	1.61	.20	.36	– .
Total from investment operations........................................................................................	0.72	2.06	0.70	1.36	– .

Distribution from Net Investment Income.................................................................................	(.57)	(.81)	(.62)	(.58)	– .
Return of Capital.................................................................................................................	– .	(.27)	(.45)	– .	– .
Early withdrawal charges.......................................................................................................	– .	– .	– .	– .	– .
Net Asset Value, End of Period	$ 26.54	$ 26.39	$ 25.41	$ 25.78	$ 25.00

Total Return Based on Net Asset Value	2.54%(c)	7.92%	2.80%	5.48%	0.00%(c)
Ratios and Supplemental Data:
Net Assets at end of period (000’s)..........................................................................................	$ 7,460	$ 1,689	$ 1,112	$ 562	$ 475
Ratios of gross expenses to average net assets...........................................................................	1.78%(d)	2.64%	4.05%	30.66%	703.30%(d)
Ratios of net expenses to average net assets..............................................................................	1.73%(d)	2.21%	2.05%	0.66%	0.00%(d)
Ratios of net investment income to average net assets.................................................................	2.49%(d)	1.75%	2.01%	3.99%	0.10%(d)
Portfolio turnover rate...........................................................................................................	3.67%(c)	39.83%	62.38%	23.54%	0.00%(c)

*   Period from December 9, 2011 (Inception) to March 31, 2012

(a)       Per Share amounts are calculated based on average outstanding shares.

(b)       Less than $0.005 per share

(c)       Not annualized.

(d)       Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class I-Shares

	Six Months Ended
	Sept. 30, 2015	Year Ended	Year Ended	Year Ended
	(Unaudited) .	March 31, 2015	March 31, 2014	March 31, 2013*
Net Asset Value, Beginning of Period	$ 26.47	$ 25.47	$ 25.83	$ 24.91
Income from investment operations..............................
....... Net investment income (a)...........................................................	0.37	0.64	0.67	0.83
....... Net realized and unrealized gain.............................	0.39	1.62	0.22	0.74
Total from investment operations................................	0.76	2.26	0.89	1.57
Distribution from Net Investment Income.....................	(.63)	(.95)	(.73)	(.65)
Return of Capital............................................................	– .	(.31)	(.52)	– .
Net Asset Value, End of Period	$ 26.60	$ 26.47	$ 25.47	$ 25.83

Total Return Based on Net Asset Value	2.73%(b)	8.74%	3.56%	6.37%(b)

Ratios and Supplemental Data:
Net Assets at end of period (000’s)...............................	$ 340,054	$ 156,577	$ 47,512	$ 9,678
Ratios of gross expenses to average net assets...............	1.47%(c)	1.89%	3.30%	29.91%(c)
Ratios of net expenses to average net assets..................	1.42%(c)	1.46%	1.30%	0.17%(c)
Ratios of net investment income to average net assets...	2.80%(c)	2.50%	2.68%	4.48%(c)
Portfolio turnover rate...................................................	3.67%(b)	39.83%	62.38%	23.54%(c)

*   The Fund began issuing shares on July 10, 2012

(a)       Per Share amounts are calculated based on average outstanding shares.

(b)       Not annualized.

(c)       Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2015 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC(the “Fund”) is a Delaware limited Liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy. The Fund’s investment objectives are to seek consistent current income, capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $750,000,000. The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 9, 2011, (the “Effective Date”) and accordingly, the Fund commenced its investment operations.

The Fund is currently registered to offer two classes of shares, the F-Share Class (the “F-Shares”) and the I-Share Class (“the I-Shares”). The F-Shares subject to an early withdrawal charge of 2.00% of the aggregate net asset value (“NAV”) of Class F-Shares repurchased during the first year following an initial purchase. For the six months ended September 30, 2015 F-Shares had no early withdrawal charges.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2015 (Unaudited) (continued)

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•       Level 1  –      unadjusted quoted prices in active markets for identical securities

•       Level 2  –      prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3  –      significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the six months ended September 30, 2015, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	09/30/2015	Price	Inputs	Inputs
Common Stocks *..............................................	$ 54,142,197	$ 54,142,197	$ – .	$ – .
Preferred Stocks *..............................................	23,641,925	23,641,925	– .	– .
Corporate Debt *................................................	4,436,618	– .	4,436,618	– .
Short-Term Investments.....................................	32,520,771	32,520,771	– .	– .
Subtotal...............................................................	$ 114,741,511	$ 110,304,893	$ 4,436,618	$ – .
Private Investment Funds*(1)..............................	$ 223,673,468
Total	$ 338,414,979

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the six months ended September 30, 2015.

(1)       Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015.  The guidance in this standard is effective for interim and annual periods beginning after December 15, 2015, however early adoption is permitted.  In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.  The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

Commitments – The Fund has unfunded commitments of approximately $131,000,000 to ten of the Private Investment Funds. The commitments will be funded when called through current assets at that time.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2015 (Unaudited) (continued)

Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).  Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments. A portion of any dividend may be a return of capital or from other capital sources.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the fiscal years before 2011. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010. Under the Modernization Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (Fiscal Years 2012 through 2013 for the Fund) indefinitely. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal yearend based on the tax treatment; temporary differences do not require such reclassification.

For the year ended March 31, 2015, tax character of the distribution paid by the Fund were approximately $2,802,000 of ordinary income dividends, $635,000 of long-term capital gains and $1,141,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of March 31, 2015, the Fund had no capital loss carryovers available to offset possible future capital gains.

Under federal tax law, capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended March 31, 2015, the Fund did not incur any qualified late year losses.

As of September 30, 2015, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $13,713,000, ($4,238,000) and $9,476,000, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2015, was approximately $328,939,000.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2015 (Unaudited) (continued)

NOTE 3. FEES AND OTHER TRANSACTIONSWITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund's NAV, which accrues daily based on the average daily net assets of the Fund and is paid quarterly.

The Adviser entered into an “Expense Limitation and Reimbursement Agreement” for the year through June 30, 2015 which limits the amount of certain expenses borne by the Fund to an amount not to exceed 0.30% per annum of the Fund's net assets. For the six months ended September 30, 2015, other expenses reimbursable by the Adviser was approximately $53,000.

The Adviser engaged Callan Associates Inc. (the “Sub-Adviser”) to act as the Fund's investment Sub-Adviser for the selection of Investment Managers.  The Sub-Adviser fee is paid by the Adviser. The Adviser, with the assistance of the Sub-Adviser, allocates the Fund's assets and, thereafter, evaluates regularly each Investment Manager to determine whether its investment program is consistent with the Fund's investment objective and whether its investment performance is satisfactory. The Adviser may, at its discretion, reallocate the Fund's assets among the Investment Managers.

The Adviser and Sub-Adviser have retained the services of the following Investment Managers for the Fund: Security Capital Research &Management, Inc.; and Forum Securities Limited. The Investment Managers will either (i) manage investment funds that invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through entities that qualify as real estate investment trusts for federal income tax purposes (“REITs”) or investment vehicles treated similarly as private REITs for tax purposes (collectively, the “Investment Funds”) as described further below (see “Taxes”), or (ii) sub-advise a specified portion of the Fund's assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs (referred to hereafter as the “Real  Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”).

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund's statutory underwriter and facilitates the distribution of Shares. For its services, the Fund pays to the Distributor a Distribution Fee that accrues on the basis of the average daily NAV of the Fund's F-Class shares only, at an annual rate of 0.30%.  Prior to April 6, 2015, the fee was 0.75%.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time.  Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $177,561,000 and $9,762,000, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Payment Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Repurchase tenders made during the six months ended September 30, 2015 cumulatively were approximately $10,741,000.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”).Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require you to submit your tender request only on the Repurchase Request Deadline.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2015 (Unaudited) (continued)

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, net of any repurchase fee, will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund's Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund's outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder's Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $2,000.  The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder's tender of Shares, if such cancellation is determined by the Board to be in the best interest of the Fund.

A shareholder who tenders for repurchase such shareholder's Shares during the first year following such shareholder's initial capital contribution will be subject to a fee of 2.00% of the value of the F-Shares repurchased by the Fund, payable to the Fund (an “Early Withdrawal Charge”). The Board may, in certain limited instances where the Board has determined that the remaining shareholders will not be materially and adversely affected or prejudiced, waive the Early Withdrawal Charge. Any such waiver does not imply that the Early Withdrawal Charge will be waived at any time in the future or that such Early Withdrawal Charge will be waived for any other shareholder.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no additional subsequent events to report.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the Commission’s website at http://www.sec.gov.Youmayalso review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund's Dividend Reinvestment Policy.  A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification.  Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)   Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(b)        Certifications pursuant to Rule 30a-2(b) under the 19340 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*       /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    March 07, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    March 07, 2016

By (Signature and Title)*       /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    March 07, 2016

* Print the name and title of each signing officer under his or her signature.